Note 14 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allocated Share-based Compensation Expense	$ 4,425	$ 3,279
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 36.03	$ 30.31	$ 28.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 42,631
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	2 years 255 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 4,705
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 3,422	$ 2,998
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 18.18
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 59.30
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	544,625